Description of Business and Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 24, 2023 $ / shares	Aug. 08, 2022 $ / shares shares
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment loss					$ 0			$ 0	$ 52,613,000
Amortization expense of intangible assets								18,300,000	10,600,000	$ 4,100,000
Indefinite lived intangible assets			$ 0			$ 0		$ 0
Non-cash impairment charge				$ 1,000,000			$ 1,000,000
Number of warrants issued | shares		1,184,834								1,184,834
Class of warrants or rights exercise price per share | $ / shares		$ 8.44								$ 8.44
Warrants and rights outstanding, term		10 years						7 years		10 years
Class of warrants may be settled in cash upon occurrence of tender offer or exchange involves maximum stockholders percentage								50.00%
Change in fair value of warrant liabilities			(1,072,000)	(2,362,000)		(1,504,000)	(4,696,000)	$ (8,322,000)	(50,729,000)
Investment in equity securities of privately-held company								5,000,000
Adjustments to the carrying value of equity investment								0
Total advertising expense			$ 8,900,000	7,200,000		$ 26,000,000	29,800,000	36,900,000	166,900,000	$ 98,200,000
Research and development costs								4,400,000	4,600,000	4,600,000
Gains (losses) related to recurring measurement and settlement of foreign currency transactions								$ 600,000	0	(200,000)
Number of operating segments | Segment								2
Number of reportable segments | Segment								1
Public and Private Placement Warrants [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Non-cash change in fair value								$ 8,300,000	56,000,000
Term Loan [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Warrants and rights outstanding, term												7 years
Term Loan [Member] | Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of warrants issued | shares								94,335				94,335
Class of warrants or rights exercise price per share | $ / shares								$ 92.5			$ 20.5	$ 92.5
Other Current Assets and Other Assets [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Deferred commissions								$ 32,800,000	31,700,000
Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets								7 years
Maximum [Member] | Building [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets								39 years
Trade Names [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			2 years			2 years		2 years
Estimated useful lives of assets								2 years
Non-cash impairment charge				1,000,000			1,000,000	$ 1,000,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]								Goodwill and Intangible Asset Impairment
Trade Names [Member] | Selling and Marketing [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Amortization expense of intangible assets			$ 100,000	$ 1,800,000		$ 200,000	$ 5,600,000	$ 7,500,000
Amortization expense per share, intangible assets | $ / shares								$ 1
Customer Relationships, Developed Technology and Trade Names [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Non-cash impairment charge								$ 18,900,000
ASU 2020-06 [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]								true
Change in accounting principle, accounting standards update adoption date								Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]								true
ASU 2021-08 [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]			true			true
Change in accounting principle, accounting standards update adoption date			Jan. 01, 2023			Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]			true			true
ASU 2022-04 [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]			true			true
Change in accounting principle, accounting standards update adoption date			Jan. 01, 2023			Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]			true			true
Change In Fair Value Of Warrant Liability [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Transaction costs and advisory fees allocated to issuance of warrant									5,300,000
Public Warrants [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Class of warrants of rights outstanding | shares								10,000,000
Class of warrants of rights number of shares covered by each warrant or right | shares								1
Class of warrants or rights exercise price per share | $ / shares								$ 575
Class of warrants or rights date from which the warrants are exercisable								Nov. 30, 2021
Private Placement Warrants [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Class of warrants of rights outstanding | shares								5,333,333
Class of warrants of rights number of shares covered by each warrant or right | shares								1
Class of warrants or rights exercise price per share | $ / shares								$ 575
Forest Road [Member] | Private Placement Warrants [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights date until which the warrants shall be locked in								Jul. 25, 2021
Myx [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Investments in convertible debt instruments term	18 months	18 months
Bore interest rate per annum	11.00%	11.00%
Investments owned principal amount		$ 15,000,000								15,000,000
Myx [Member] | Equity Preferred Units [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Convertible instruments settled amount		$ 18,400,000								18,400,000
Shipping Connected Fitness and Nutrition and Other Product [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Shipping costs								$ 35,400,000	$ 45,800,000	$ 36,300,000